LETTER FROM SAFECO LIFE'S PRESIDENT

DEAR SPINNAKER PARTICIPANT:

We are pleased to present the SAFECO Life Spinnaker Variable Annuity Annual Report. Inside you will find schedules of investments and financial statements for each of the 12 portfolios. In addition, reports from each of the portfolio managers are provided. The information presented covers the year ending December 31, 1996.

1996 FINANCIAL MARKET REVIEW

We entered 1996 with rather modest expectations for the equity markets and look what happened. The Standard & Poor's 500 index gained 22.94% on the heels of its astonishing 37.50% growth in 1995. The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (which delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index, returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

FINANCIAL OUTLOOK

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seem irreversible, it doesn't seem possible for the stock market to sustain its present level of growth. Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate bonds will earn, or nearly earn, their coupons. And that stream of interest payments is what people should buy bonds for anyway. In short, do not expect big gains in bond prices, just steady income. Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.

SAFECO LIFE'S COMMITMENT

SAFECO Life remains committed to providing you quality service with efficient and accurate reporting. We have added new customer service representatives in our IRA and TSA units as well as toll free telephone lines designed to link you directly with the service representative handling your account. Watch for news in 1997 about a voice responsive unit allowing you access to your information and an investor newsletter to better serve your needs.

We appreciate your business and the opportunity to serve you. Call us at the toll free number listed on your statement anytime between 7:00 am and 4:30 pm
(PST) if we can be of assistance.

Sincerely,

/s/ RICHARD E. ZUNKER

Richard E. Zunker
President

TABLE OF CONTENTS:                                             PAGE:

FINANCIAL STATEMENTS
        STATEMENT OF ASSETS AND LIABILITIES                     4
        STATEMENT OF OPERATIONS                                 6
        STATEMENT OF CHANGES IN NET ASSETS                      8
        NOTES TO FINANCIAL STATEMENTS                           10
        REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS       13

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                             SUB-ACCOUNTS
                                                 --------------------------------------------------------------------
                                                  SAFECO         SAFECO         SAFECO         SAFECO         SAFECO
            AS OF DECEMBER 31, 1996               EQUITY         GROWTH           NW            BOND           MMKT
------------------------------------------------------------------------------------------------------------------
                                                     -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
    Investments, at cost                         $39,827        $30,352        $ 1,665        $ 2,087        $ 3,749
                                                 =======        =======        =======        =======        =======
    Shares owned                                   1,925          1,742            144            188          3,749
    Net asset value per share                    $ 21.75        $ 19.26        $ 12.12        $ 10.75        $  1.00
                                                 -------        -------        -------        -------        -------
    Investments, at value                         41,867         33,554          1,748          2,022          3,749
    Cash                                               3              1             --              1             --
                                                 -------        -------        -------        -------        -------
      Total assets                                41,870         33,555          1,748          2,023          3,749
LIABILITIES:
  Mortality and expense risk charge payable           45             34              2              1              4
  Fees payable                                         8              5             --             --              1
                                                 -------        -------        -------        -------        -------
      Total liabilities                               53             39              2              1              5
                                                 -------        -------        -------        -------        -------
NET ASSETS                                       $41,817        $33,516        $ 1,746        $ 2,022        $ 3,744
                                                 =======        =======        =======        =======        =======
ACCUMULATION UNITS OUTSTANDING                     1,055          1,245            147            113            252
                                                 =======        =======        =======        =======        =======
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                           $39.633        $26.928        $11.905        $17.915        $14.874
                                                 =======        =======        =======        =======        =======

*Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                        SUB-ACCOUNTS
   --------------------------------------------------------------------------------------

                            LEXINGTON    LEXINGTON                 FEDERATED
    SCUDDER     SCUDDER      NATURAL     EMERGING     FEDERATED      HIGH       FEDERATED
     INT'L        BAL       RESOURCES      MRKTS       UTILITY      INCOME        INT'L
   --------------------------------------------------------------------------------------
                -- (In Thousands, Except Per-Unit and Per Share Amounts) --
   $  6,338     $ 8,631     $   960      $   869      $   963      $   430      $   367
   ========     =======     =======      =======      =======      =======      =======
        537         784          73           85           86           43           34
   $  13.25     $ 11.61     $ 14.29      $ 10.08      $ 11.81      $ 10.24      $ 11.16
   --------     -------     -------      -------      -------      -------      -------
      7,109       9,103       1,042          860        1,011          443          377
          4           1           3           --           --           --           --
   --------     -------     -------      -------      -------      -------      -------
      7,113       9,104       1,045          860        1,011          443          377
          7          10           1            1            1           --           --
          5           2           3           --           --           --           --
   --------     -------     -------      -------      -------      -------      -------
         12          12           4            1            1           --           --
   --------     -------     -------      -------      -------      -------      -------
   $  7,101     $ 9,092     $ 1,041      $   859      $ 1,010      $   443      $   377
   ========     =======     =======      =======      =======      =======      =======
        545         660          73           86           83           41           34
   ========     =======     =======      =======      =======      =======      =======
   $ 13.022     $13.771     $14.148      $ 9.946      $12.117      $10.899      $11.056
   ========     =======     =======      =======      =======      =======      =======

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                               SUB-ACCOUNTS
                                                     -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31, 1996
                                                      SAFECO        SAFECO        SAFECO        SAFECO        SAFECO
                                                      EQUITY*       GROWTH*         NW*          BOND*         MMKT*
                                                     -------------------------------------------------------------
                                                                          -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain distributions    $  3,918      $  2,724      $      12     $     111     $    116
EXPENSES:
  Mortality and expense risk charge                       340           259             15            20           30
  Administration charge                                    41            31              2             3            4
                                                     --------      --------      ---------     ---------     --------
    Total expenses                                        381           290             17            23           34
                                                     --------      --------      ---------     ---------     --------
NET INVESTMENT INCOME (LOSS)                            3,537         2,434             (5)           88           82
                                                     --------      --------      ---------     ---------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments                 504           667             34           (19)          --
  Net change in unrealized appreciation                 1,849         2,587             87           (70)          --
                                                     --------      --------      ---------     ---------     --------
NET GAIN ON INVESTMENTS                                 2,353         3,254            121           (89)          --
                                                     --------      --------      ---------     ---------     --------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $  5,890      $  5,688      $     116     $      (1)    $     82
                                                     ========      ========      =========     =========     ========

* For the year ended December 31, 1996.

+ For the period January 25, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                         SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------
                                PERIOD ENDED DECEMBER 31, 1996
                             LEXINGTON      LEXINGTON                   FEDERATED
 SCUDDER        SCUDDER       NATURAL       EMERGING      FEDERATED       HIGH        FEDERATED
  INT'L*         BAL*        RESOURCES+      MRKTS+       UTILITY+       INCOME+       INT'L+
  ---------------------------------------------------------------------------------------------
                                    -- ($ in Thousands) --
$     93       $    213      $      3       $     --      $    15       $    13       $    --
      65             73             5              4            4             2             2
       8              8            --              1            1            --            --
    ----           ----          ----            ---         ----           ---           ---
      73             81             5              5            5             2             2
    ----           ----          ----            ---         ----           ---           ---
      20            132            (2)            (5)          10            11            (2)
    ----           ----          ----            ---         ----           ---           ---
      64            137             8             (6)           4            --             1
     561            325            82             (9)          48            14            10
    ----           ----          ----            ---         ----           ---           ---
     625            462            90            (15)          52            14            11
    ----           ----          ----            ---         ----           ---           ---
$    645       $    594      $     88       $    (20)     $    62       $    25       $     9
    ====           ====          ====            ===         ====           ===           ===

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SUB-ACCOUNTS
                            -----------------------------------------------------------------------------------------------------
                                  SAFECO                SAFECO              SAFECO             SAFECO               SAFECO
                                  EQUITY                GROWTH                NW                BOND                 MMKT
                            -------------------   ------------------   ----------------   -----------------   -------------------

                                                              FOR THE PERIOD ENDED DECEMBER 31
                              1996*      1995*      1996*     1995*      1996*     1995*    1996*     1995*     1996*      1995*
                            -------------------   ------------------   ----------------   -----------------   -------------------
                                                                    -- (In Thousands) --
OPERATIONS:
 Net investment income
   (loss)                    $ 3,537    $ 1,436    $ 2,434    $1,217    $    (5)   $  3    $    88    $  31   $     82    $    48
 Net realized gain (loss)
   on investments                504         82        667        78         34       4        (19)       4         --         --
 Net change in unrealized
   appreciation                1,849        470      2,587       642         87      (3)       (70)      17         --         --
                            --------    --------  --------    ------    -------    ----     -------    ----    --------    -------
 Net change in net assets
   resulting from
   operations                  5,890      1,988      5,688     1,937        116       4         (1)      52         82         48
NET ACCUMULATION UNIT
 TRANSACTIONS                 21,814      8,464     17,927     5,673      1,004     398      1,382      370      2,252       (358)
                            --------    --------  --------    ------    -------    ----     -------    ----    --------    -------
TOTAL CHANGE IN NET ASSETS    27,704     10,452     23,615     7,610      1,120     402      1,381      422      2,334       (310)
NET ASSETS AT BEGINNING OF
 YEAR                         14,113      3,661      9,901     2,291        626     224        641      219      1,410      1,720
                            --------    --------  --------    ------    -------    ----     -------    ----    --------    -------
\NET ASSETS AT END OF YEAR   $41,817    $14,113    $33,516    $9,901    $ 1,746    $626     $ 2,022   $ 641   $  3,744    $ 1,410
                            ========    ========  ========    ======    =======    ====     ======     ====    ========    =======
OTHER INFORMATION
Increase (Decrease) in
  Units and Amounts
UNITS:
 Sales                           697        312        850       339        108      38        125       29      2,092        618
 Redemptions                     (80)       (18)       (84)      (14)       (19)     (2)       (47)      (8)    (1,938)      (645)
                            --------    --------  --------    ------    -------    ----     -------    ----    --------    -------
   Net change                    617        294        766       325         89      36         78       21        154        (27)
                            ========    ========  ========    ======    =======    ====     ======     ====    ========    =======
AMOUNTS:
 Sales                       $24,683    $ 8,986    $19,902    $5,916    $ 1,230    $419    $ 2,212    $ 500   $ 30,613    $ 8,740
 Redemptions                  (2,869)      (522)    (1,975)     (243)      (226)    (21)      (830)    (130)   (28,361)    (9,098)
                            --------    --------  --------    ------    -------    ----     -------    ----    --------    -------
   Net change                $21,814    $ 8,464    $17,927    $5,673    $ 1,004    $398    $ 1,382    $ 370   $  2,252    $  (358)
                            ========    ========  ========    ======    =======    ====     ======     ====    ========    =======
DECEMBER 31, 1996
 Paid in capital              $33,889               $25,818               $1,626             $1,970            $  3,604
 Par value per unit              None                  None                 None               None                None
 Accumulation units
   authorized               Unlimited             Unlimited            Unlimited          Unlimited           Unlimited

* For the year ended December 31.
+ For the period January 25, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                            SUB-ACCOUNTS
     --------------------------------------------------------------------------------------------------------------------------
                                                             LEXINGTON      LEXINGTON                   FEDERATED
             SCUDDER                     SCUDDER              NATURAL       EMERGING      FEDERATED       HIGH        FEDERATED
              INT'L                        BAL               RESOURCES        MRKTS        UTILITY       INCOME         INT'L
     -----------------------     -----------------------     ----------     ---------     ---------     ---------     ---------

                                                  FOR THE PERIOD ENDED DECEMBER 31
       1996*         1995*         1996*         1995*         1996+          1996+         1996+         1996+         1996+
     -----------------------     -----------------------     ----------     ---------     ---------     ---------     ---------

                                                        -- (In Thousands) --
            20
     $             $     (25)    $     132     $      15     $     (2)      $     (5)     $     10      $     11      $     (2)
            64             2           137             9            8             (6)            4            --             1
           561           261           325           151           82             (9)           48            14            10
      --------      --------      --------      --------     --------       --------      --------      --------      --------
           645           238           594           175           88            (20)           62            25             9
         3,258         1,516         6,816         1,012          953            879           948           418           368
      --------      --------      --------      --------     --------       --------      --------      --------      --------
         3,903         1,754         7,410         1,187        1,041            859         1,010           443           377
         3,198         1,444         1,682           495           --             --            --            --            --
      --------      --------      --------      --------     --------       --------      --------      --------      --------
     $   7,101     $   3,198     $   9,092     $   1,682     $  1,041       $    859      $  1,010      $    443      $    377
      ========      ========      ========      ========     ========       ========      ========      ========      ========

           307           168           569            92           78             96            98            41            35
           (40)          (28)          (44)           (7)          (5)           (10)          (15)           --            (1)
      --------      --------      --------      --------     --------       --------      --------      --------      --------
           267           140           525            85           73             86            83            41            34
      ========      ========      ========      ========     ========       ========      ========      ========      ========
     $   3,744     $   1,817     $   7,394     $   1,091     $  1,019       $    975      $  1,117      $    421      $    380
          (486)         (301)         (578)          (79)         (66)           (96)         (169)           (3)          (12)
      --------      --------      --------      --------     --------       --------      --------      --------      --------
     $   3,258     $   1,516     $   6,816     $   1,012     $    953       $    879      $    948      $    418      $    368
      ========      ========      ========      ========     ========       ========      ========      ========      ========
     $   6,274                   $   8,325                   $    953       $    879      $    948      $    418      $    368
          None                        None                       None           None          None          None          None
     Unlimited                   Unlimited                   Unlimited      Unlimited     Unlimited     Unlimited     Unlimited

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Separate Account C (Separate Account C) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Separate Account C is comprised of fifteen portfolios. The information contained in this financial statement relates to the sub-accounts invested in shares of the twelve portfolios designated below.

                      SUB-ACCOUNTS                               UNDERLYING PORTFOLIO
    -------------------------------------------------------------------------------------------
                                                       SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)             Equity Portfolio
    SAFECO Resource Growth (SAFECO Growth)             Growth Portfolio
    SAFECO Resource Northwest (SAFECO NW)              Northwest Portfolio
    SAFECO Resource Bond (SAFECO Bond)                 Bond Portfolio
    SAFECO Resource Money Market (SAFECO MMKT)         Money Market Portfolio
                                                       Scudder Fund --
    Scudder International (Scudder Int'l)              Scudder International Portfolio
    Scudder Balanced (Scudder Bal)                     Scudder Balanced Portfolio
                                                       Lexington Natural Resources Trust --
    Lexington Natural Resources                        Natural Resources Portfolio
    Lexington Emerging Markets (Lexington              Lexington Emerging Markets Fund, Inc. --
      Emerging Mrkts)                                  Emerging Markets Portfolio
                                                       Federated Insurance Series --
    Federated Utility                                  Utility Portfolio
    Federated High Income Bond (Federated
      High Income)                                     High Income Bond Portfolio
    Federated International Equity (Federated Int'l)   International Equity Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective portfolio. Security transactions are recorded on the trade date. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Separate Account C are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Separate Account C are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Separate Account C.

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

3.  EXPENSES
    SAFECO deducts on each valuation date a mortality and expense risk premium which is equal on an annual basis to 1.25% of the daily net asset value of Separate Account C. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the owner, to waive contingent deferred sales charges in the event of the death of the owner and to guarantee the payment of the greater of the guaranteed minimum death benefit or the contract value upon the death of the owner. The expense risk assumed by SAFECO is that the costs of administering the contracts and Separate Account C will exceed the amount received from the administration charges.

    SAFECO also deducts on each valuation date an amount which is equal on an annual basis to .15% of the average daily net asset value of Separate Account C. This charge is for costs associated with the administration of the sub-accounts. Since this charge is an asset-based charge, the amount of the charge attributable to a particular contract may have no relationship to the administrative costs actually incurred by that contract. SAFECO does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse SAFECO for its administrative expenses.

    SAFECO deducts an annual administration charge of $30 from the contract value on the last day of each contract year and in the event of a complete withdrawal. This charge, which is for general administrative expenses, is deducted from contracts only if the contract value is less than $50,000. In certain situations where an owner withdraws all or a portion of his or her contract value, a contingent deferred sales charge is deducted from the withdrawal. This charge is imposed on withdrawals made in the first eight
    (8) contract years. Any premium tax levied by a state or government entity with respect to the Separate Account C contract will be charged against the contract.

4.  INVESTMENT TRANSACTIONS

                                                          SUB-ACCOUNTS
                           --------------------------------------------------------------------------
                            SAFECO     SAFECO    SAFECO     SAFECO     SAFECO     SCUDDER    SCUDDER
                           EQUITY*    GROWTH*     NW*        BOND*      MMKT*     INT'L*      BAL*
     ------------------------------------------------------------------------------------------------

                                                     -- ($ in Thousands) --
     PURCHASES for the
       period ended
       December 31, 1996   $28,781    $22,813   $  1,269   $ 2,425    $30,930    $ 3,959    $ 7,741
                           =======    =======     ======    ======    =======     ======     ======
     SALES for the period
       ended December 31,
       1996                $ 3,395    $ 2,423   $    269   $   955    $28,593    $   677    $   785
                           =======    =======     ======    ======    =======     ======     ======
     * For the year ended December 31, 1996

December 31, 1996                                      SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Continued)

4.  INVESTMENT TRANSACTIONS -- CONTINUED

                                                                  SUB-ACCOUNTS
                                            ---------------------------------------------------------
                                            LEXINGTON   LEXINGTON               FEDERATED
                                             NATURAL    EMERGING    FEDERATED     HIGH      FEDERATED
                                            RESOURCES+   MRKTS+     UTILITY+     INCOME+     INT'L+
     ------------------------------------------------------------------------------------------------
                                                             -- ($ in Thousands) --
     PURCHASES for the period ended
       December 31, 1996                    $ 1,029     $   994     $ 1,178     $   496     $   405
                                            =======     =======     =======     =======     =======
     SALES for the period ended December
       31, 1996                             $    77     $   119     $   219     $    66     $    39
                                            =======     =======     =======     =======     =======
     + For the period January 25, 1996 (inception date) through December 31,
       1996.

5.  ACCUMULATION UNIT DATA

                                                        SUB-ACCOUNTS
                         --------------------------------------------------------------------------
                          SAFECO     SAFECO    SAFECO     SAFECO     SAFECO     SCUDDER    SCUDDER
                          EQUITY     GROWTH      NW        BOND       MMKT       INT'L       BAL
     ----------------------------------------------------------------------------------------------
     February 11, 1994
       (Inception Date)  $24.528    $13.910   $ 10.073   $16.217    $13.526    $10.948    $10.435
     December 31, 1994    25.373     14.864     10.134    15.521     13.811     10.498      9.988
     December 31, 1995    32.209     20.668     10.737    18.045     14.370     11.504     12.481
     December 31, 1996    39.633     26.928     11.905    17.915     14.874     13.022     13.771

                                                                    SUB-ACCOUNTS
                                               ------------------------------------------------------
                                               LEXINGTON   LEXINGTON             FEDERATED
                                                NATURAL    EMERGING   FEDERATED    HIGH     FEDERATED
                                               RESOURCES     MRKTS     UTILITY    INCOME      INT'L
     ------------------------------------------------------------------------------------------------
     December 31, 1994                                --        --         --         --         --
     December 31, 1995                                --        --         --         --         --
     January 25, 1996
       (Inception Date)                         $ 11.330   $10.350    $11.110    $ 9.870    $10.220
     December 31, 1996                            14.148     9.946     12.117     10.899     11.056

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO SEPARATE ACCOUNT C

We have audited the accompanying statements of assets and liabilities of certain Sub-Accounts of SAFECO Separate Account C (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond and Federated International Equity Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Separate Account C's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the SAFECO Resource Series Trust, Scudder Variable Life Investment Fund, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., and Federated Insurance Series. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Separate Account C as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                         /s/ ERNST & YOUNG LLP
Seattle, Washington
January 31, 1997